RELATED PARTY BALANCES AND TRANSACTIONS (Details 3) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Xuntong CNY	Dec. 31, 2012 Xuntong CNY	Dec. 31, 2013 Xuntong USD ($)	Dec. 31, 2013 Jiuzhou Changxiang CNY	Dec. 31, 2012 Jiuzhou Changxiang CNY	Dec. 31, 2013 Jiuzhou Changxiang USD ($)	Dec. 31, 2013 Ms. Kou Xiaohong USD ($)	Dec. 31, 2013 Ms. Kou Xiaohong CNY	Dec. 31, 2012 Ms. Kou Xiaohong CNY	Dec. 31, 2011 Ms. Kou Xiaohong CNY
Changes in related party balances
Balance at the beginning of the period	7,578	(18)	$ (119)	8,640		$ 23	(1,044)		$ (139)	$ (3)	(18)	(18)	(18)
Receivables from related party for services provided		13,000			13,000
Cash received from related party	(8,499)	(4,360)		(8,499)	(4,360)
Service fee charged by related party	(1,614)	(4,139)					(1,614)	(4,139)
Service fee paid to related party	1,814	3,095					1,814	3,095
Balance at the end of the period	(721)	7,578	$ (119)	141	8,640	$ 23	(844)	(1,044)	$ (139)	$ (3)	(18)	(18)	(18)